Leases	12 Months Ended
Aug. 31, 2023
Leases [Abstract]
LEASES
12.	LEASES

The Group has operating leases mainly for campuses, office space and learning centers, the lease term ranges from less than 12 months to 28 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the leases are as follows:

	As of August 31,
	2022	2023
	RMB	RMB

ROU assets	1,453,833	1,549,447
Operating lease liabilities – current	104,515	125,447
Operating lease liabilities – non current	1,439,239	1,523,242
Weighted-average remaining lease term	13.45	12.81
Weight-average discount rate	4.17%	4.14%

The components of lease costs of these operating leases from continuing operations are as follow:

	For the year ended August 31,
	2022	2023
	RMB	RMB

Operating lease cost for fixed payments	187,653	160,986
Short - term lease costs	8,414	5,869
Variable lease costs	2,324	13,320
Total lease costs	198,391	180,175

Supplemental cash flow information related to the operating leases is as follows:

	For the year ended August 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	182,205	167,987

The following table provides the maturities of the operating lease liabilities as of August 31, 2023:

Operating leases
Fiscal year ending
August 2024	191,105
August 2025	177,214
August 2026	171,639
August 2027	156,129
August 2028	148,018
August 2029 and thereafter	1,277,410
Total future undiscounted lease payments	2,121,515
Less: imputed interest	472,826
Total present value of operating lease liabilities	1,648,689

Impairment loss on operating lease right-of-use assets

The Group tests its long-lived assets for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. As a result of the adverse impacts of the COVID-19 pandemic on the economic environment and change in the Group’s business strategy, the Group determines to close certain language training centers in the US resulting in four idled operating leases. The Group determines the fair value of the ROU assets based on the discounted value of estimated future cash flows from subleases, if any. For the years ended August 31, 2021, 2022 and 2023, the Group recorded impairment loss of RMB 15,575, RMB 8,861 and RMB nil related to the ROU assets within the Overseas Schools reportable segment, respectively.